Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Regulatory Assets and Liabilities [Abstract]
Regulatory Assets and Liabilities
7. REGULATORY

ASSETS AND LIABILITIES
Regulatory assets represent prudently incurred costs that have been deferred because it is probable they
will be recovered through future rates or tolls collected from customers.

Management believes existing
regulatory assets are probable for recovery either because

the Company received specific approval from
the applicable regulator, or

due to regulatory precedent established for similar circumstances.

If
management no longer considers it probable that an asset

will be recovered, deferred costs are charged
to income.

Regulatory liabilities represent obligations to make refunds to customers or to reduce future revenues for
previous collections. If management no longer considers

it probable that a liability will be settled, the
related amount is recognized in income.
For regulatory assets and liabilities that are amortized, the amortization is as approved by the respective
regulator.
As at December 31 December 31
millions of dollars

2024 (1) 2023
Regulatory assets
Deferred income tax regulatory assets $

1,227 $

1,233
TEC capital cost recovery for early retired assets

737

671
Storm cost recovery clauses

613

52
Pension and post-retirement medical plan

395

364
TEC capital cost recovery for retired Polk Unit 1 components

205 -

Deferrals related to derivative instruments

42

88
Cost recovery clauses

33

151
Environmental remediations

29

26
Stranded cost recovery

27

25
NSPI FAM -

395
Other
(2)

119

100
$

3,427 $

3,105
Current $

595 $

339
Long-term

2,832

2,766
Total

regulatory assets

$

3,427 $

3,105
Regulatory liabilities
Deferred income tax regulatory liabilities

828

830
Accumulated reserve – COR

733

849
Cost recovery clauses

121

32
NSPI FAM

56 -

Deferrals related to derivative instruments

44

17
BLPC Self-insurance fund ("SIF") (note 33)

32

29
Other
(2)

66

15
$

1,880 $

1,772
Current $

262 $

168
Long-term

1,618

1,604
Total

regulatory liabilities
$

1,880 $

1,772
(1) On August 5, 2024, Emera announced an

agreement to sell NMGC. As at December

31, 2024, NMGC's assets and liabilities
were classified as held for sale and excluded from

the table above.

For further details on the pending transaction, refer

to note 4.
(2) Comprised of regulatory assets and liabilities

that are not individually significant.
Deferred Income Tax

Regulatory Assets and Liabilities
To

the extent deferred income taxes are expected to be recovered from or returned to customers in future
years, a regulatory asset or liability is recognized as appropriate

.

TEC Capital Cost Recovery for Early Retired Assets
Represents the remaining net book value of Big Bend Power

Station Units 1 through 3 and smart meter
assets that were early retired. The balance earns a rate of return as permitted by the FPSC and is
recovered as a separate line item on customer bills for

a period of
15

years, beginning in January 2022.
Storm Cost Recovery Clauses
TEC and PGS Storm Reserve:
The storm reserve is for hurricanes and other named storms

that cause significant damage to TEC and
PGS systems. As allowed by the FPSC, if charges to the

storm reserve exceed the storm reserve liability,
the excess is to be carried as a regulatory asset. TEC

and PGS can petition the FPSC to seek recovery
of restoration costs over a 12-month period or longer,

as determined by the FPSC, as well as replenish
the reserve.
NSPI Storm Rider:
NSPI has a UARB approved storm rider for each of 2023,

2024 and 2025, which gives NSPI the ability to
apply to the UARB for recovery of costs if major storm

restoration expenses exceed approximately $
10
million in a given year. The

storm rider was effective as of the General Rate

Application (“GRA”) decision
date. The application for deferral and recovery of the storm rider is made in the year following the year of
the incurred cost, with recovery beginning in the year

after the application.

GBPC Storm Restoration:
This asset includes storm restoration costs incurred by

GBPC related to Hurricane Dorian in 2020 and
Hurricane Matthew in 2016.

Pension and Post-Retirement Medical Plan

This asset is primarily related to the deferred costs of pension and post-retirement benefits at TEC, PGS
and, in 2023, NMGC. Deferred costs of postretirement

benefits that are included in expense are
recognized as cost of service for rate-making purposes

as permitted by the FPSC and New Mexico Public
Regulation Commission (“NMPRC”), as applicable and

amortized over the remaining service life of plan
participants.
TEC Capital Cost Recovery for Retired Polk Unit 1

Components
This regulatory asset relates to the remaining net book value of certain components of Polk Unit 1 that
were early retired on December 31, 2024. The balance earns a rate of return as permitted by the FPSC
and will be recovered through base rates over an 11 -year recovery period beginning on January 1, 2025.
Deferrals Related to Derivative Instruments
This asset is primarily related to NSPI deferring changes in FV of derivatives that are documented as
economic hedges or that do not qualify for NPNS exemption,

as a regulatory asset or liability as approved
by the UARB. The realized gain or loss is recognized

when the hedged item settles in regulated fuel for
generation and purchased power,

other income, inventory,

or OM&G, depending on the nature of the item
being economically hedged.
Cost Recovery Clauses

These assets and liabilities are clauses and riders related to

TEC, PGS and, in 2023, NMGC.

They are
recovered or refunded through cost-recovery mechanisms

approved by the FPSC or NMPRC, as
applicable, on a dollar-for-dollar basis in a subsequent

period.
Environmental Remediations
This asset is primarily related to PGS costs associated with environmental remediation at Manufactured
Gas Plant sites. The balance is included in rate base, partially offsetting the related liability,

and earns a
rate of return as permitted by the FPSC. The timing of recovery is based on a settlement agreement
approved by the FPSC.
Stranded Cost Recovery
Due to decommissioning of a GBPC steam turbine in 2012,

the GBPA approved

recovery of a $
21

million
USD stranded cost through electricity rates; it is included in rate base and expected to be included in
rates in future years.
NSPI FAM
NSPI has a FAM, approved

by the UARB, allowing NSPI to recover fluctuating fuel

and certain fuel-
related costs from customers through regularly scheduled

fuel rate adjustments. Differences between
prudently incurred fuel costs and amounts recovered from customers through electricity rates in a year
are deferred to a FAM regulatory

asset or liability and recovered from or returned to

customers in
subsequent periods.

Accumulated Reserve – COR
This regulatory asset or liability represents the non-ARO

COR reserve in TEC, PGS, NSPI and in 2023,
NMGC. AROs represent the FV of estimated cash flows

associated with the Company’s legal obligation to
retire its PP&E.

Non-ARO COR represent estimated funds received

from customers through depreciation
rates to cover future COR of PP&E value upon retirement

that are not legally required. This reduces rate
base for ratemaking purposes. This liability is reduced

as COR are incurred and increased as
depreciation is recorded for existing assets and as new

assets are put into service.
Regulatory Environments and Updates
Florida Electric Utility
TEC is regulated by the FPSC and is also subject to regulation by the Federal Energy Regulatory
Commission. The FPSC sets rates at a level that allows

utilities such as TEC to collect total revenues or
revenue requirements equal to their cost of providing service,

plus an appropriate return on invested
capital. Base rates are determined in FPSC rate setting

hearings which can occur at the initiative of TEC,
the FPSC or other interested parties.
TEC’s approved regulated return on equity (“ROE”)

range for 2024 and 2023 was
9.25

per cent to
11.25
per cent based on an allowed equity capital structure of 54

per cent. An ROE of
10.20

per cent (2023 –
10.20

per cent) is used for the calculation of the return

on investments for clauses.
Base Rates:
On April 2, 2024, TEC filed a rate case with the FPSC for

new base rates. On December 3, 2024, the
FPSC rendered a decision which includes annual base

rate increases of $
185

million USD in 2025 and
adjustments of $ 87

million USD and $
9

million USD in 2026 and 2027, respectively.

The allowed equity in
the capital structure will continue to be 54

per cent from investor sources of capital and the allowed
regulatory ROE range is 9.50

per cent to
11.50

per cent with a
10.50

per cent midpoint. On February 3,
2025, the FPSC issued the final order approving the decision,

effective January 1, 2025. On February 18,
2025, a motion for reconsideration on certain aspects of the rate case order was filed with the FPSC.

On August 16, 2023, TEC filed a petition to implement the

2024 Generation Base Rate Adjustment
provisions pursuant to the 2021 rate case settlement agreement.

Inclusive of TEC’s ROE adjustment, the
increase of $ 22

million USD was approved by the FPSC on November

17, 2023.
Fuel Recovery and Other Cost Recovery Clauses:
TEC has a fuel recovery clause approved by the FPSC,

allowing the opportunity to recover fluctuating
fuel expenses from customers through annual fuel rate

adjustments. The FPSC annually approves cost-
recovery rates for purchased power,

capacity, environmental

and conservation costs, including a return
on capital invested. Differences between prudently

incurred fuel costs and the cost-recovery rates

and
amounts recovered from customers through electricity

rates in a year are deferred to a regulatory asset or
liability and recovered from or returned to customers

in subsequent periods.

On April 2, 2024, TEC requested a mid-course adjustment

to its fuel and capacity charges, reflecting a
$ 138

million USD reduction over
12 months
, from June 2024 through May 2025. The requested

reduction
was due to a decrease in actual and projected 2024 natural

gas prices since TEC submitted its projected
2024 costs in the fall of 2023. On May 7, 2024, the FPSC

approved the mid-course adjustment.
On January 23, 2023, TEC requested an adjustment

to its fuel charges to recover the 2022 fuel under-
recovery of $ 518

million USD over a period of
21 months . The request also included an adjustment to
2023 projected fuel costs to reflect the reduction in natural gas prices since September 2022 for a
projected reduction of $ 170

million USD for the balance of 2023. The changes were

approved by the
FPSC on March 7, 2023, and were effective

beginning on April 1, 2023.
Storm Reserve:
On
September 26, 2024, Hurricane Helene passed 100 miles west

of Tampa

and made landfall
approximately 200 miles north of Tampa,

in Taylor

County, as a Category

4 hurricane. TEC’s service
territory was impacted by the tropical storm force winds

and storm surge which resulted in a peak number
of customers out of 100,000. As of December 31, 2024, TEC

deferred $
49

million USD to the storm
reserve for future recovery.
On October 9, 2024, Hurricane Milton made landfall approximately

50 miles south of Tampa,

near
Sarasota, and was the worst weather event to impact the

area in over 100 years. The Category 3
hurricane had a significant impact on TEC’s service

territory which resulted in a peak number of
customers out of 600,000. As of December 31, 2024, TEC deferred

$
340

million USD to the storm
reserve for future recovery
.

As at December 31, 2024, total restoration costs charged

to the storm reserve account have exceeded
the storm reserve balance, and therefore $ 377

million USD has been deferred as a regulatory asset

for
future recovery. On February

4, 2025, the FPSC approved TEC’s petition, filed

on December 27, 2024,
for the recovery of $ 466

million USD for costs associated with Hurricane Idalia, Hurricane

Debby,
Hurricane Helene and Hurricane Milton and the associated

interest which will replenish the storm reserve
over an 18-month recovery period beginning March 2025.

The amount of cost-recovery is subject to a
true-up mechanism with the FPSC.
In September 2022, TEC was impacted by Hurricane Ian, with

$
119

million USD of restoration costs
charged against TEC’s FPSC approved storm reserve.

On January 23, 2023, TEC petitioned the FPSC
for recovery of the storm reserve regulatory asset and the replenishment of the balance in the storm
reserve to the approved storm reserve level of $ 56

million USD, for a total of $
131

million USD. The storm
cost recovery surcharge was approved by the FPSC on March

7, 2023, and TEC began applying the
surcharge in April 2023. Subsequently,

on November 9, 2023, the FPSC approved TEC’s

petition, filed on
August 16, 2023, to update the total storm cost collection

to $
134

million USD. The remaining balance of
$ 29

million USD as of December 31, 2023, was collected over

12 months in 2024.

Storm Protection Cost Recovery Clause and Settlement

Agreement:
The Storm Protection Plan Cost Recovery Clause provides

a process for Florida investor-owned utilities,
including TEC, to recover transmission and distribution

storm hardening costs for incremental activities
not already included in base rates. Differences between

prudently incurred clause-recoverable costs and
amounts recovered from customers through electricity

rates in a year are deferred and recovered from or
returned to customers in a subsequent year.

The current approved plan addressed the years 2023,

2024
and 2025 and was approved by the FPSC in October,

2022.
Canadian Electric Utilities
NSPI
NSPI is a public utility as defined in the Public Utilities

Act of Nova Scotia (“Public Utilities Act”) and is
subject to regulation under the Public Utilities Act by the UARB.

The Public Utilities Act gives the UARB
supervisory powers over NSPI’s operations and

expenditures. Electricity rates for NSPI’s customers

are
also subject to UARB approval. NSPI is not subject to

a general annual rate review process, but rather
participates in hearings held from time to time at NSPI’s

or the UARB’s request.
NSPI is regulated under a cost-of-service model, with rates

set to recover prudently incurred costs of
providing electricity service to customers and provide a

reasonable return to investors. NSPI’s approved
regulated ROE range for 2024 and 2023 was 8.75

per cent to
9.25

per cent based on an actual five
quarter average regulated common equity component

of up to
40

per cent of approved rate base.
GRA:
On February 2, 2023, the UARB approved the GRA settlement

agreement between NSPI, key customer
representatives and participating interest groups. This resulted in average customer rate increases of
6.9
per cent effective on February 2, 2023, and further

average increases of
6.5

per cent on January 1, 2024,
with any under or over-recovery of fuel costs addressed through the UARB’s established FAM

process. It
also established a storm rider and a demand-side management

rider. On March 27,

2023, the UARB
issued a final order approving the electricity rates effective on February 2, 2023.
Fuel Recovery:
On April 17, 2024, the UARB approved the sale of $ 117

million of the FAM regulatory

asset to Invest
Nova Scotia, a provincial Crown corporation. On April

30, 2024, the transaction closed and the $
117
million was remitted to NSPI, which resulted in a corresponding decrease of the FAM regulatory

asset.
NSPI is collecting the amortization and financing costs

related to the $
117

million from customers on
behalf of Invest Nova Scotia over a 10
-year period, which began in Q2 2024, and is

remitting those
amounts to Invest Nova Scotia quarterly.

Federal Loan Guarantee (“FLG”):
On September 24, 2024, the Government of Canada finalized

an agreement with NSPI, NSPML and the
Province of Nova Scotia (the “Province”) on terms and

conditions for a FLG of $
500

million in debt to be
issued by NSPML to help Nova Scotia customers manage

unrecovered costs of the replacement energy
that was required during the several years of delay in the

Muskrat Falls hydroelectricity project. On
September 25, 2024, NSPI and NSPML filed applications

with the UARB related to the FLG. On
November 29, 2024, the UARB approved NSPML’s

application to issue the debt, transfer the proceeds

to
NSPI as a refund of a portion of previous NSPML assessment

payments, and to increase its annual
assessment charge to NSPI to recover the refund and

related financing costs over a
28 -year period. On
December 16, 2024, the net proceeds of the NSPML debt

issuance were transferred to NSPI and applied
against the FAM regulatory

asset balance. On February 18, 2025, the UARB approved

NSPI's application
to increase 2025 fuel rates to service the incremental

NSPML debt.
Storm Rider:
On December 2, 2024, the UARB approved the recovery

of $
24

million of major storm restoration and
incremental financing costs deferred to NSPI’s storm

rider in 2023 to be recovered over a
12 -month
period beginning on January 1, 2025.
Hurricane Fiona:
On June 27, 2024, the UARB approved the deferred recognition of $
25

million in incremental operating
costs incurred during the Hurricane Fiona storm restoration

efforts in September 2022. Following UARB
approval, the $ 25

million was reclassified to “Regulatory assets”

from “Other long-term assets”. The
UARB also directed NSPI to reclassify $ 10

million of undepreciated costs related to assets retired
because of Hurricane Fiona to “Regulatory assets” from “PP&E”

on the Consolidated Balance Sheets.
NSPI began amortizing both of these regulatory assets

over a
10 -year period beginning July 1, 2024.
Nova Scotia Cap-and-Trade

(“Cap-and-Trade”)

Program:
On December 31, 2022, the FAM

included a cumulative $
166

million in fuel costs related to the accrued
purchase of emissions credits and $ 6

million related to credits purchased from provincial auctions.

On
March 16, 2023, the Province provided NSPI with emissions

allowances sufficient to achieve compliance
for the 2019 through 2022 period. As such, compliance costs

accrued of $
166

million were reversed in Q1
2023. The credits NSPI purchased from provincial auctions

in the amount of $
6

million were not refunded
and no further costs were incurred to achieve compliance

with the Cap-and-Trade Program.
Extra Large Industrial Active Demand Tariff:
On July 5, 2023, NSPI received approval from the UARB to

change the methodology in which fuel cost
recovery from an industrial customer is calculated. Due to significant volatility in commodity prices in
2022, the previous methodology did not result in a reasonable determination of the fuel cost to serve this
customer. The change in methodology,

effective January 1, 2022, results in a shifting

of fuel costs from
this industrial customer to the FAM.

This adjustment was recorded in Q2 2023 resulting

in a $
51

million
increase to the FAM regulatory

asset and an offsetting decrease to unbilled revenue

within Receivables
and other current assets. This adjustment had minimal

impact on earnings.
NSPML
Equity earnings from the Maritime Link are dependent

on the approved ROE and operational
performance of NSPML. NSPML’s

approved regulated ROE range is
8.75

per cent to
9.25

per cent,
based on an actual five-quarter average regulated common

equity component of up to
30

per cent.

Newfoundland and Labrador Hydro’s (“NLH”) Nova

Scotia Block (“NS Block”) delivery obligations
commenced in 2021 and delivery will continue over the next 35 years pursuant to the agreements.

On September 24, 2024, the Government of Canada finalized

an agreement with NSPI, NSPML, and the
Province on terms and conditions for a FLG of $ 500

million in debt to be issued by NSPML. For further
information, refer to the NSPI section above.

On November 29, 2024, NSPML received approval from the

UARB to collect up to $
197

million in 2025
from NSPI; which includes $ 158

million for the recovery of costs associated with the Maritime

Link, and
$ 39

million associated with the additional FLG debt and financing costs noted in the NSPI section above.
Payments from NSPI are subject to a holdback of up to $ 4

million per month. There was
no

holdback
recorded for the year ended December 31, 2024.

On December 21, 2023, NSPML received approval from the

UARB to collect up to $
164

million in 2024
from NSPI for the recovery of costs associated with the

Maritime Link subject to a holdback of $
4

million
per month.
On October 4, 2023 and January 31, 2024, the UARB issued

decisions providing clarification on
remaining aspects of the Maritime Link holdback mechanism

primarily relating to release of past and
future holdback amounts and requirements to end the holdback mechanism. In these decisions, the
UARB agreed with the Company’s submission that

$
12

million ($
8

million related to 2022 and $
4

million
related to 2023) of the previously recorded holdback remain

credited to NSPI’s FAM,

with the remainder
released to NSPML and recorded in Emera’s “Income

from equity investments”. The UARB also
confirmed that NSPML can apply for termination of the

holdback mechanism upon
90

per cent of NS
Block deliveries being achieved for 12 consecutive months (subject to potential relief for planned outages
or exceptional circumstances) and the net outstanding

balance of previously underdelivered NS Block
energy is less than 10

per cent of the contracted annual amount. In addition,

the UARB increased the
monthly holdback amount from $ 2

million to $
4

million beginning December 1, 2023.
Gas Utilities and Infrastructure
PGS
PGS is regulated by the FPSC. The FPSC sets rates at

a level that allows utilities such as PGS to collect
total revenues or revenue requirements equal to their

cost of providing service, plus an appropriate return
on invested capital.
PGS’s approved ROE range for 2024 and 2023

was
9.15

per cent to
11.15

per cent with a
10.15

per cent
midpoint, based on an allowed equity capital structure

of
54.7

per cent.

Base Rates:
On April 4, 2023, PGS filed a rate case with the FPSC

and a hearing for the matter was held in
September 2023. On November 9, 2023, the FPSC approved

a $
118

million USD increase to base
revenues which includes $ 11

million USD transferred from the cast iron and bare

steel replacement rider,
for a net incremental increase to base revenues of $ 107

million USD. This reflects a
10.15

per cent
midpoint ROE with an allowed equity capital structure of 54.7 per cent. A final order was issued on
December 27, 2023, with the new rates effective January

2024.
Fuel Recovery:
PGS recovers the costs it pays for gas supply and

interstate transportation for system supply through its
Purchased Gas Adjustment Clause (“PGAC”). This clause is designed to recover actual costs incurred by
PGS for purchased gas, gas storage services, interstate pipeline capacity, and

other related items
associated with the purchase, distribution, and sale of

natural gas to its customers.

These charges may
be adjusted monthly based on a cap approved annually

by the FPSC.
Recovery of Energy Conservation and Pipeline Replacement

Programs:
The FPSC annually approves a conservation charge that

is intended to permit PGS to recover prudently
incurred expenditures in developing and implementing

cost effective energy conservation programs

which
are required by Florida law and approved and monitored

by the FPSC. PGS also has a Cast Iron/Bare
Steel Pipe Replacement clause to recover the cost of accelerating the replacement of cast iron and bare
steel distribution lines in the PGS system. In February 2017,

the FPSC approved expansion of the Cast
Iron/Bare Steel clause to allow recovery of accelerated

replacement of certain obsolete plastic pipe. The
majority of cast iron and bare steel pipe has been removed

from its system, with replacement of obsolete
plastic pipe continuing until 2028 under the rider.

NMGC
NMGC is subject to regulation by the NMPRC. The NMPRC

sets rates at a level that allows NMGC to
collect total revenues equal to its cost of providing service,

plus an appropriate return on invested capital.

NMGC’s approved ROE for 2024 and 2023

was
9.375

per cent on an allowed equity capital structure of
52

per cent.
Base Rates:
On September 14, 2023, NMGC filed a rate case with

the NMPRC for new base rates.

On March 1, 2024,
NMGC filed with the NMPRC a settlement with the support

of all parties in the case for an increase of $
30
million USD in annual base revenues and maintaining

NMGC’s ROE at
9.375

per cent. The rates reflect
the recovery of increased operating costs and capital investments in pipeline projects and related
infrastructure, as well as a new customer information and

billing system. NMGC also agreed to withdraw,
and to not reassert in a future rate case application,

its request for a regulatory asset for costs associated
with its 2022 application for a certificate of public convenience and necessity for a liquefied natural gas
storage facility in New Mexico. The NMPRC approved

the rate case settlement on July 25, 2024. New
rates became effective October 1, 2024.
Fuel Recovery:
NMGC recovers gas supply costs through a PGAC. This

clause recovers actual costs for purchased gas,
gas storage services, interstate pipeline capacity,

and other related items associated with the purchase,
transmission, distribution, and sale of natural gas to its

customers. On a monthly basis, NMGC can adjust
charges based on the next month’s expected cost

of gas and any prior month under-recovery or over-
recovery. The NMPRC

requires that NMGC annually file a reconciliation

of the PGAC period costs and
recoveries. NMGC must file a PGAC Continuation Filing

with the NMPRC every four years to establish
that the continued use of the PGAC is reasonable and

necessary. NMGC

received approval of its PGAC
Continuation in December 2024, for the four-year period

ending December 2028.
Brunswick Pipeline

Brunswick Pipeline is a 145
-kilometre pipeline delivering natural gas from the Saint

John LNG import
terminal near Saint John, New Brunswick to markets in

the northeastern US. Brunswick Pipeline entered
into a 25
-year firm service agreement commencing in July

2009 with Repsol Energy Canada. The
agreement provides for a predetermined toll increase

in the fifth and fifteenth year of the contract. The
pipeline is considered a Group II pipeline regulated by

the Canada Energy Regulator (“CER”). The CER
Gas Transportation Tariff

is filed by Brunswick Pipeline in compliance with the

requirements of the CER
Act and sets forth the terms and conditions of the transportation rendered by Brunswick Pipeline.
Other Electric Utilities
BLPC
BLPC is regulated by the Fair Trading

Commission (“FTC”), under the Utilities Regulation (Procedural)
Rules 2003. BLPC is regulated under a cost-of-service model,

with rates set to recover prudently incurred
costs of providing electricity service to customers plus

an appropriate return on capital invested. BLPC’s
approved regulated return on rate base was 10

per cent for 2024 and 2023.
Licenses:
BLPC currently operates pursuant to a single integrated license to generate, transmit and distribute
electricity on the island of Barbados until 2028. In 2019, the Government of Barbados passed legislation
requiring multiple licenses for the supply of electricity.

In 2021, BLPC reached commercial agreement with
the Government of Barbados for each of the license types,

subject to the passage of implementing
legislation. The timing of the final enactment is unknown at this time, but BLPC will work towards the
implementation of the licenses once enacted.
Base Rates:
In 2021, BLPC submitted a general rate review application

to the FTC. In September 2022, the FTC
granted BLPC interim rate relief, allowing an increase in base rates of approximately $
1

million USD per
month. On February 15, 2023, the FTC issued a decision

on the application which included the following
significant items: an allowed regulatory ROE of 11.75

per cent, an equity capital structure of
55

per cent,
a directive to update the major components of rate base

to September 16, 2022, and a directive to
establish regulatory liabilities totalling approximately $ 71 million USD. On March 7, 2023, BLPC filed a
Motion for Review and Variation

(the “Motion”) and applied for a stay of the FTC’s

decision, which was
subsequently granted. On November 20, 2023, the FTC

issued their decision dismissing the Motion.
Interim rates continue to be in effect through to

a date to be determined in a final decision and order.

On December 1, 2023, BLPC appealed certain aspects

of the FTC’s February 15 and November 20,
2023, decisions to the Supreme Court of Barbados in the

High Court of Justice (the “Court”) and
requested that they be stayed. On December 11,

2023, the Court granted the stay.

BLPC’s position is
that the FTC made errors of law and jurisdiction in their

decisions and believes the success of the appeal
is probable, and as a result, the adjustments to BLPC’s

final rates and rate base, including any
adjustments to regulatory assets and liabilities, have not been recorded at this time. The appeal is
currently scheduled to be heard in 2025.

Fuel Recovery:
BLPC’s fuel costs flow through a fuel pass-through

mechanism which provides opportunity to recover

all
prudently incurred fuel costs from customers in a timely

manner. The calculation of the fuel

charge is
adjusted on a monthly basis and reported to the FTC for

approval.
Clean Energy Transition

Rider (“CETR”):
On May 31, 2023, the FTC approved BLPC’s

application to establish an alternative cost recovery
mechanism to recover prudently incurred costs associated

with its CETR (the “Decision”). The
mechanism is intended to facilitate the timely recovery between rate cases of costs associated with
approved renewable energy assets. BLPC will be required

to submit an individual application for the
recovery of costs of each asset through the cost recovery

mechanism, meeting the minimum criteria as
set out in the Decision. On October 5, 2023, BLPC applied

to the FTC to recover the costs of a battery
storage system through the CETR. On May 6, 2024, the

FTC approved the recovery of a
15

MW battery
storage system through the CETR.
Barbados Domestic Tax

Rate Change:
On May 24, 2024, the Government of Barbados signed

the Income Tax

(Amendment and Validation)

Act
into law. The legislation, effective

January 1, 2024, implemented a corporate income

tax rate of
9

per
cent, requiring BLPC to remeasure its deferred income

tax liabilities. On July 18, 2024, BLPC requested
the deferred recovery of the $ 5

million USD remeasurement. BLPC is seeking amortization

of the costs
over a period to be approved by the FTC during a future

rate setting process.

GBPC
GBPC is regulated by the GBPA.

The GBPA

has granted GBPC a licensed, regulated and exclusive
franchise to produce, transmit and distribute electricity

on the island until 2054. Rates are set to recover
prudently incurred costs of providing electricity service

to customers plus an appropriate return on rate
base. GBPC’s approved regulated return on rate base

was
8.52

per cent for 2024 (2023 –
8.32

per cent).
Electricity Act, 2024:
On June 1, 2024, the Electricity Act, 2024 took effect.

The legislation purports to remove the jurisdiction of
the GBPA over GBPC

and to have the Utilities Regulation and Competition

Authority, another

Bahamian
regulator, regulate GBPC.

Base Rates:
There is a fuel pass-through mechanism and tariff review

policy with new rates submitted every three
years. On August 1, 2024, as required by the GBPA

Operating Protocol and Regulatory Framework
Agreement, GBPC filed a rate plan proposal and is awaiting

regulatory review.

Fuel Recovery:
GBPC’s fuel costs flow through a fuel pass-through

mechanism which provides the opportunity to recover
all prudently incurred fuel costs from customers in a timely manner. In 2023 and 2024,

the fuel pass
through charge was adjusted monthly,

in-line with actual fuel costs.